CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) (Parentheticals) - $ / shares	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended
	Feb. 19, 2015	Apr. 07, 2016	May 31, 2016	Jun. 30, 2016	Jun. 30, 2015	Aug. 10, 2016	Sep. 09, 2016
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Common dividends declared, per share			$ 0.08	$ 0.08	$ 0.06		$ 0.08
Common dividends paid, per share	$ 0.06	$ 0.08		$ 0.08	$ 0.06	$ 0.08